Income Tax - Schedule of Reconciliations of Federal Income Tax Effective Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Chang in fair value of warrants	7.60%	0.00%
Acquisition related expenses	(22.10%)	0.00%
Change in valuation allowance	(6.50%)	(21.00%)